4. Prepayments and Advances (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Prepayments and advances	$ 2,734,382	$ 1,258,700	$ 928,682
Vendor Prepayments [Member]
Prepayments and advances	1,828,531	1,070,788	776,478
Prepaid Services and Fees [Member]
Prepayments and advances	$ 268,655	$ 187,912	$ 152,204